STOCKHOLDERS’ EQUITY (DEFICIT) - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	May 17, 2022	Feb. 12, 2021	Feb. 28, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jul. 25, 2022
Class of Stock [Line Items]
Sale of stock (in shares)	3,700,000
Sale of stock, price per share (in usd per share)	$ 1.0632
Additional offering expense		$ 905	$ 905
Net proceeds from sale of stock	$ 3,900
Stock issuance costs	572
Warrants issuance expense	$ 85
Warrants granted (in shares)	3,700,000
Warrant exercise price (in usd per share)	$ 0.9382
Warrant issued reflected in additional paid-in capital						$ 399			$ 399
Number of warrants exercised to alternate cashless exercise										2,220,000
Warrant conversion							$ (573)
Loss on warrant conversion				$ 388	$ 0		388	$ 0
Warrant liability	$ 225			$ 225			$ 225		$ 0
IPO
Class of Stock [Line Items]
Sale of stock (in shares)		2,250,000	2,250,000
Sale of stock, price per share (in usd per share)		$ 8.00	$ 8.00
Gross proceeds from stock offering			$ 18,000
Stock issuance costs, discounts and commissions		$ 1,600	1,600
Net proceeds from sale of stock		$ 15,500	$ 15,500
Underwriters' Allotment
Class of Stock [Line Items]
Warrants granted (in shares)		112,500	112,500
Warrant exercise price (in usd per share)		$ 10.00	$ 10.00
Warrants outstanding, term		5 years
Warrant issued reflected in additional paid-in capital			$ 399